Consolidated Balance sheets (Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, authorized	200,000,000	200,000,000
Ordinary shares, issued	21,356,290	21,356,290
Ordinary shares, outstanding	21,356,290	21,356,290
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, authorized	200,000,000	200,000,000
Ordinary shares, issued	2,100,000	7,100,000
Ordinary shares, outstanding	2,100,000	7,100,000